Credit risk - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 240,413	£ 215,925
Financial assets at fair value through other comprehensive income	36,320	30,690
Total financial assets	907,307	870,816
Securities lending
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	1,088	889
Financial assets at fair value through other comprehensive income	5,034	6,124
Total financial assets	£ 6,122	£ 7,013